Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Loss before taxes on income, as reported in the consolidated statements of operations	$ (9,102)	$ (17,484)	$ (3,143)
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax benefit	2,412	4,371	786
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,412)	(4,371)	(786)
Other	1	1	6
Actual tax expense	$ 1	$ 1	$ 6